Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision (benefit)
The components of the income tax provision (benefit) for each of the periods presented below are as follows:

	Years Ended December 31,
	2018	2017	2016
	($ in millions)
Current
Federal	$—	$(14)	$(14)
State	—	5	(5)
Current Income Taxes	—	(9)	(19)
Deferred
Federal	3	13	(147)
State	(13)	(2)	(24)
Deferred Income Taxes	(10)	11	(171)
Total	$(10)	$2	$(190)

Schedule of effective income tax expense (benefit)
The effective income tax expense (benefit) differed from the computed "expected" federal income tax expense on earnings before income taxes for the following reasons:

	Years Ended December 31,
	2018	2017	2016
	($ in millions)
Income tax expense (benefit) at the federal statutory rate (21%, 35%, 35%)	$45	$(175)	$(1,288)
State income taxes (net of federal income tax benefit)	27	5	33
Remeasurement of deferred tax assets and liabilities	—	931	—
Change in valuation allowance	(97)	(771)	1,042
Other	15	12	23
Total	$(10)	$2	$(190)

Schedule of deferred tax assets and liabilities
The tax-effected temporary differences, tax credits and net operating loss carryforwards that comprise our deferred taxes are as follows:

	Years Ended December 31,
	2018	2017
	($ in millions)
Deferred tax liabilities:
Property, plant and equipment	$(976)	$(580)
Volumetric production payments	(86)	(83)
Carrying value of debt	(95)	—
Derivative instruments	(56)	—
Other	(7)	(20)
Deferred tax liabilities	(1,220)	(683)

Deferred tax assets:
Net operating loss carryforwards	2,737	2,248
Carrying value of debt	—	161
Disallowed business interest carryforward	194	—
Asset retirement obligations	40	42
Investments	111	140
Derivative instruments	—	18
Accrued liabilities	89	125
Other	60	71
Deferred tax assets	3,231	2,805
Valuation allowance	(2,011)	(2,119)
Deferred tax assets after valuation allowance	1,220	686
Net deferred tax assets	$—	$3

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

	2018	2017	2016
	($ in millions)
Unrecognized tax benefits at beginning of period	$106	$202	$280
Additions based on tax positions related to the current year	—	—	—
Additions to tax positions of prior years	—	4	33
Settlements	—	(100)	(111)
Expiration of the applicable statute of limitations	(23)	—	—
Reductions to tax positions of prior years	(4)	—	—
Unrecognized tax benefits at end of period	$79	$106	$202